Income Tax (Details 4) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Company nets current deferred tax assets and liabilities and non-current deferred tax assets and liabilities
Net current deferred tax assets (liabilities)
Net long-term deferred tax assets (liabilities)	$ 456,500	$ 456,500